Leases - Summary of weighted-average remaining lease term and discount rate (Detail)	Dec. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term
Operating leases	1 year 8 months 12 days	2 years 5 months 15 days
Weighted-average discount rate
Operating leases	4.75%	4.75%